Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments
13. Commitments

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the years ended December 31, 2012 and 2011 was $253,982 and $84,661, respectively.

During 2012, the Company entered into three separate two-year lease agreements with the Hewlett Packard Financial Services Company (“HP”) for equipment and certain financed items.  Monthly rent expense is $8,649 until January 2014, and then $6,584 per month until September 2014.  Rent expense under the HP leases totaled $42,468 for the year ended December 31, 2012.

At December 31, 2012, future minimum payments under non-cancelable operating leases are as follows:

Year	Amount

2013	$388,128
2014	352,769
2015	74,373
2016	-
2017 and thereafter	-
Total	$815,270